Leases - Supplemental cash flow information related to operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Cash payments for operating lease liabilities, included in operating cash flows	¥ 43,135	¥ 62,636	¥ 77,189
Lease liabilities arising from obtaining right-of-use assets	6,625	38,746	35,311
Decrease in lease liabilities due to termination of lease contracts	¥ (42)	¥ (12,657)	¥ (53,510)